Cover Page	Apr. 07, 2026	Apr. 02, 2025
Cover [Abstract]
Document Type		8-K
Document Period End Date	Apr. 07, 2026
Entity Registrant Name		THE COOPER COMPANIES, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		1-8597
Entity Tax Identification Number		94-2657368
Entity Address, Address Line One		6101 Bollinger Canyon Road
Entity Address, Address Line Two		Suite 500
Entity Address, City or Town		San Ramon
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94583
City Area Code		925
Local Phone Number		460-3600
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $.10 par value
Trading Symbol		COO
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0000711404
Amendment Flag		false